Business Combinations - MTN telecom towers in South Africa (Details) $ in Thousands		3 Months Ended
	May 31, 2022 USD ($) site item	Mar. 31, 2023 item
Disclosure of detailed information about business combination [line items]
Number of business acquired | item		0
MTN telecom towers in South Africa
Disclosure of detailed information about business combination [line items]
Number of Towers Acquired | item	5,691
Number of service sites to which entity is providing Managed Services after acquisition | site	7,100
Proportion of ownership interests held by non-controlling interests	0.00%
Percentage of business acquired	100.00%
Goodwill deductible for tax purpose	$ 0
Gross consideration	421,239
Net cash consideration	421,239
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset	127,957
Network related intangible asset	67,837
Right of use asset	211,315
Lease liabilities	(211,315)
Deferred tax	(52,864)
Provisions for other liabilities and charges	(34,419)
Total identifiable net assets acquired	360,194
Goodwill	$ 61,045
MTN telecom towers in South Africa | After transfer of non-controlling interests
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%
Proportion of ownership interests held by non-controlling interests	30.00%
MTN telecom towers in South Africa | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	$ 251,683